Acquisitions and Dispositions of Businesses - Completed Dispositions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains (losses) on disposal of businesses	$ 13	$ (6)	$ (16)
Disposal Group, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of dispositions	8	4	9
Amortization and Impairment of Intangible Assets
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash impairment charge of disposition			$ 380
Amortization and Impairment of Intangible Assets | Disposal Group, Held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Non-cash impairment charge of disposition		$ 176